EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Plan assets (Details) - Plan assets - Defined benefit pension plan - Panama - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 4,619	$ 4,127
Interest income on plan assets	80	30
Benefits paid	(1,105)	(355)
Foreign currency translation effect	(829)	817
Fair value assets at December 31	$ 2,765	$ 4,619